Financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Schedule of Fair Value of Financial Instruments

Financial instruments are defined as a contractual right or obligation to receive or deliver cash on another financial asset. The following table sets out the approximate fair values of financial instruments as at the consolidated statements of financial position date with relevant comparatives:

	December 31, 2021		December 31, 2020 (recast – note 2)		January 1, 2020 (recast – note 2)
	Carrying	Fair	Carrying	Fair	Carrying	Fair
	value	value	value	value	value	value
	$	$	$	$	$	$
Cash and cash equivalents	38,616	38,616	36,268	36,268	10,805	10,805
Amounts receivable	10	10	163	163	337	337
Accounts payable, accrued and other liabilities	8,589	8,589	6,832	6,832	4,764	4,764
Warrant liabilities	318	318	–	–	–	–
Long-term debt	18,002	18,002	6,906	6,906	6,500	6,500

Schedule of Contractual Maturities for Long-Term Debt Repayable

The long-term debt is comprised of the contributions received described in note 9, less amounts that have been repaid as at December 31, 2021:

	Total	Year 1	Years 2 to 3	Years 4 to 5	After 5 years
	$	$	$	$	$
Accounts payable and other liabilities	8,607	8,607	–	–	–
Short-term and low value leases	47	15	20	12	–
Lease obligation	2,175	434	900	587	254
Long-term debt	27,460	1,397	11,656	6,081	8,326
	38,289	10,453	12,576	6,680	8,580